Long term bank debt, current and non-current (Tables)	6 Months Ended
Jun. 30, 2015
Debt Instruments [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	June 30, 2015	Current	Non-current	December 31, 2014	Current	Non-current
Royal Bank of Scotland - Credit facility	$98,700	$6,000	$92,700	$98,700	$6,000	$92,700
less unamortized deferred financing costs	(305)	(196)	(109)	(402)	(196)	(206)
Total bank debt, net of unamortized deferred financing costs	$98,395	$5,804	$92,591	$98,298	$5,804	$92,494